Third Quarter Report
September 30, 2023 (Unaudited)
Portfolio Navigator Funds
References to “Fund” throughout this first quarter report refer to the following individual funds, singularly or collectively as the context requires:
Variable Portfolio – Conservative Portfolio
Variable Portfolio – Moderately Conservative Portfolio
Variable Portfolio – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio
Variable Portfolio – Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	326,590	1,276,968
Total Alternative Strategies Funds (Cost $1,537,610)		1,276,968

Equity Funds 19.1%

Global Real Estate 0.2%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	284,598	1,548,214
International 5.8%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,353,434	28,853,098
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	449,304	4,088,664
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	782,153	7,923,216
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	851,649	7,894,784
Total		48,759,762
U.S. Large Cap 11.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	348,381	13,499,776
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	171,997	14,007,426
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	231,059	7,504,803
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,698,555	28,807,500
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	228,604	8,115,439
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	117,587	4,129,660
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	95,013	3,911,674
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	74,813	3,755,620
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	125,305	3,950,848
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	373,871	12,453,646
Total		100,136,392
Equity Funds (continued)
U.S. Small Cap 1.2%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	199,388	2,249,102
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	241,797	2,555,790
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	104,965	2,755,326
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	84,347	2,774,171
Total		10,334,389
Total Equity Funds (Cost $149,615,818)		160,778,757

Fixed Income Funds 72.6%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	693,946	5,038,045
Investment Grade 72.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	14,260,436	113,655,677
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,774,707	25,249,830
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,476,673	24,267,178
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,077,524	33,639,569
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,908,835	58,932,358
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	11,526,713	100,974,009
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	27,331,291	248,441,439
Total		605,160,060
Total Fixed Income Funds (Cost $766,271,345)		610,198,105

Residential Mortgage-Backed Securities - Agency 2.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2038	5.000%	2,734,000	2,662,232
10/12/2053	5.500%	15,483,000	14,962,263
Total Residential Mortgage-Backed Securities - Agency (Cost $17,829,503)			17,624,495
2	Variable Portfolio – Conservative Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2023 (Unaudited)
Money Market Funds 7.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(a),(d)	66,479,522	66,459,578
Total Money Market Funds (Cost $66,451,353)		66,459,578
Total Investments in Securities (Cost: $1,001,705,629)		856,337,903
Other Assets & Liabilities, Net		(16,302,919)
Net Assets		840,034,984
At September 30, 2023, securities and/or cash totaling $1,400,258 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	42	12/2023	USD	4,287,150	—	(148,726)
S&P 500 Index E-mini	43	12/2023	USD	9,299,825	—	(268,526)
TOPIX Index	14	12/2023	JPY	325,290,000	—	(34,609)
U.S. Treasury 10-Year Note	178	12/2023	USD	19,235,125	—	(371,451)
Total					—	(823,312)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(37)	12/2023	USD	(3,327,410)	136,253	—
SPI 200 Index	(13)	12/2023	AUD	(2,302,950)	707	—
SPI 200 Index	(7)	12/2023	AUD	(1,240,050)	—	(168)
Total					136,960	(168)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	1.000	Quarterly	0.730	USD	8,700,000	(16,680)	—	—	—	(16,680)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Conservative Portfolio | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	66,826,318	45,201,392	(45,576,966)	8,834	66,459,578	—	(9,072)	2,570,899	66,479,522
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,317,827	273,419	—	(314,278)	1,276,968	—	—	273,419	326,590
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	15,118,307	423,282	(2,920,344)	878,531	13,499,776	—	1,673,043	—	348,381
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,721,497	810,815	(2,307,564)	782,678	14,007,426	—	1,154,051	—	171,997
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	5,563,850	309,604	(835,239)	(170)	5,038,045	—	(169,588)	221,813	693,946
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	123,980,285	3,195,309	(11,527,140)	(1,992,777)	113,655,677	—	(2,197,880)	2,820,588	14,260,436
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	8,378,625	403,577	(1,915,271)	637,872	7,504,803	—	1,398,919	—	231,059
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	27,754,158	1,178,198	(3,536,792)	(145,734)	25,249,830	—	(27,497)	882,616	2,774,707
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	26,092,209	2,055,789	(2,004,725)	(1,876,095)	24,267,178	—	(357,373)	881,013	3,476,673
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	31,979,674	1,782,736	(5,998,736)	1,089,424	28,853,098	—	396,864	616,095	2,353,434
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	30,235,241	1,132,299	(5,715,772)	3,155,732	28,807,500	—	1,202,423	—	1,698,555
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	9,212,770	784,212	(1,019,998)	(861,545)	8,115,439	—	628,538	—	228,604
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	2,590,882	563,908	(1,511,707)	606,019	2,249,102	161,951	(578,650)	16,782	199,388
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	2,224,528	—	—	331,262	2,555,790	—	—	—	241,797
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	36,709,649	1,236,983	(3,044,968)	(1,262,095)	33,639,569	—	(506,511)	998,263	4,077,524
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	64,181,792	2,388,367	(5,628,694)	(2,009,107)	58,932,358	—	(1,131,125)	2,069,523	6,908,835
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	1,705,058	388,296	(471,464)	(73,676)	1,548,214	112,811	(87,130)	34,376	284,598
CTIVP® – MFS® Value Fund, Class 1 Shares
	4,512,090	1,599,080	(1,515,244)	(466,266)	4,129,660	—	502,285	—	117,587
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	3,444,817	1,972,535	(2,288,141)	782,463	3,911,674	—	(266,788)	—	95,013
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	4,329,788	1,595,504	(2,511,551)	341,879	3,755,620	—	426,488	—	74,813
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	4,602,426	1,698,263	(1,570,468)	(779,373)	3,950,848	—	839,422	—	125,305
4	Variable Portfolio – Conservative Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	110,197,514	3,151,312	(9,826,900)	(2,547,917)	100,974,009	—	(1,387,103)	2,665,047	11,526,713
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	271,112,338	8,407,782	(24,477,297)	(6,601,384)	248,441,439	—	(1,940,699)	7,207,297	27,331,291
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	14,209,954	493,331	(2,141,751)	(107,888)	12,453,646	—	1,795,156	—	373,871
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	4,510,225	154,390	(837,224)	261,273	4,088,664	—	(71,486)	66,111	449,304
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	8,393,833	499,278	(913,070)	(56,825)	7,923,216	—	156,884	41,664	782,153
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	9,219,826	574,174	(1,868,749)	(30,467)	7,894,784	—	654,958	201,405	851,649
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	3,067,135	330,515	(350,726)	(291,598)	2,755,326	—	238,714	—	104,965
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	3,488,352	464,659	(1,329,472)	150,632	2,774,171	—	(78,623)	—	84,347
Total	909,680,968			(10,390,596)	838,713,408	274,762	2,258,220	21,566,911

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Conservative Portfolio | Third Quarter Report 2023	5

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,328,363	5,193,898
Total Alternative Strategies Funds (Cost $6,150,243)		5,193,898

Equity Funds 35.6%

Global Real Estate 0.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	1,474,563	8,021,622
International 11.5%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,003,275	9,119,775
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	7,673,122	94,072,471
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	5,834,223	53,091,428
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	3,784,632	38,338,327
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	4,473,125	41,465,867
Total		236,087,868
U.S. Large Cap 21.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,074,530	41,638,050
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	512,004	41,697,559
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,430,156	46,451,469
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	4,893,528	82,994,240
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,048,114	37,208,030
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	881,764	30,967,547
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	862,271	35,499,690
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	721,992	36,243,998
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	980,109	30,902,850
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,713,582	57,079,419
Total		440,682,852
Equity Funds (continued)
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	173,137	7,238,865
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	184,751	7,260,703
Total		14,499,568
U.S. Small Cap 1.5%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	644,290	7,267,588
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	707,844	7,481,909
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	310,672	8,155,140
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	215,386	7,084,053
Total		29,988,690
Total Equity Funds (Cost $611,231,429)		729,280,600

Fixed Income Funds 59.6%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,727,781	12,543,693
Investment Grade 59.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	22,293,203	177,676,831
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,684,413	42,628,161
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,742,829	40,084,946
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	5,052,349	41,681,883
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	15,898,781	135,616,598
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	26,188,064	229,407,441
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	59,717,907	542,835,770
Total		1,209,931,630
Total Fixed Income Funds (Cost $1,523,384,951)		1,222,475,323
6	Variable Portfolio – Moderately Conservative Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 2.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2038	5.000%	6,637,000	6,462,779
10/12/2053	5.500%	37,589,000	36,324,776
Total Residential Mortgage-Backed Securities - Agency (Cost $43,285,259)			42,787,555

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(a),(d)	90,637,094	90,609,903
Total Money Market Funds (Cost $90,601,982)		90,609,903
Total Investments in Securities (Cost: $2,274,653,864)		2,090,347,279
Other Assets & Liabilities, Net		(40,487,745)
Net Assets		2,049,859,534
At September 30, 2023, securities and/or cash totaling $2,784,305 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	66	12/2023	USD	6,736,950	—	(233,712)
S&P 500 Index E-mini	2	12/2023	USD	432,550	—	(2,209)
TOPIX Index	54	12/2023	JPY	1,254,690,000	—	(133,491)
U.S. Treasury 10-Year Note	450	12/2023	USD	48,628,125	139,657	—
Total					139,657	(369,412)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(115)	12/2023	USD	(5,494,125)	189,400	—
Russell 2000 Index E-mini	(15)	12/2023	USD	(1,348,950)	55,238	—
SPI 200 Index	(57)	12/2023	AUD	(10,097,550)	3,099	—
SPI 200 Index	(30)	12/2023	AUD	(5,314,500)	—	(721)
Total					247,737	(721)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	1.000	Quarterly	0.730	USD	21,300,000	(40,838)	—	—	—	(40,838)
Variable Portfolio – Moderately Conservative Portfolio | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2023 (Unaudited)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	95,077,223	50,676,813	(55,147,876)	3,743	90,609,903	—	(4,118)	3,598,384	90,637,094
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	5,394,952	1,153,883	(92,420)	(1,262,517)	5,193,898	—	(24,715)	1,122,079	1,328,363
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	44,049,756	—	(3,923,958)	1,512,252	41,638,050	—	6,006,174	—	1,074,530
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	44,239,078	—	(3,837,452)	1,295,933	41,697,559	—	4,507,283	—	512,004
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	13,923,806	549,816	(1,871,582)	(58,347)	12,543,693	—	(371,713)	549,816	1,727,781
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	9,019,348	10,402	—	90,025	9,119,775	—	—	10,402	1,003,275
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	191,465,292	4,348,635	(14,271,956)	(3,865,140)	177,676,831	—	(2,682,804)	4,348,635	22,293,203
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	44,059,699	—	(3,354,230)	5,746,000	46,451,469	—	4,876,442	—	1,430,156
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	53,416,954	1,470,905	(12,109,120)	(150,578)	42,628,161	—	(13,755)	1,470,905	4,684,413
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	42,700,027	1,657,172	(624,183)	(3,648,070)	40,084,946	—	(98,766)	1,450,500	5,742,829
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	105,027,505	2,011,968	(19,268,749)	6,301,747	94,072,471	—	(1,617,059)	2,011,968	7,673,122
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	88,536,016	—	(11,290,643)	5,748,867	82,994,240	—	7,239,943	—	4,893,528
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	42,328,225	71,916	(2,859,078)	(2,333,033)	37,208,030	—	1,097,904	—	1,048,114
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	8,030,769	611,340	(2,110,074)	735,553	7,267,588	553,713	(818,791)	57,377	644,290
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	6,512,163	—	—	969,746	7,481,909	—	—	—	707,844
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	45,089,654	1,222,370	(2,893,098)	(1,737,043)	41,681,883	—	(450,473)	1,222,370	5,052,349
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	146,490,749	4,702,565	(10,131,480)	(5,445,236)	135,616,598	—	(1,724,382)	4,702,565	15,898,781
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	8,428,721	790,600	(356,385)	(841,314)	8,021,622	591,286	(110,094)	180,179	1,474,563
8	Variable Portfolio – Moderately Conservative Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – MFS® Value Fund, Class 1 Shares
	38,463,176	161,311	(5,617,809)	(2,039,131)	30,967,547	—	1,837,194	—	881,764
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	25,446,429	6,334,579	(632,516)	4,351,198	35,499,690	—	240,252	—	862,271
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	34,640,016	6,094,000	(4,534,186)	44,168	36,243,998	—	6,614,439	—	721,992
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	37,974,107	225,724	(2,190,922)	(5,106,059)	30,902,850	—	4,958,630	—	980,109
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	248,935,545	5,997,045	(18,729,400)	(6,795,749)	229,407,441	—	(2,125,108)	5,997,045	26,188,064
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	8,122,141	151	(326,371)	(557,056)	7,238,865	—	561,077	—	173,137
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	7,566,648	91	(466,210)	160,174	7,260,703	—	653,330	—	184,751
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	578,525,501	15,488,816	(37,149,427)	(14,029,120)	542,835,770	—	(4,578,664)	15,488,816	59,717,907
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	58,116,466	—	(2,500,310)	1,463,263	57,079,419	—	5,207,689	—	1,713,582
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	57,054,632	1,003,959	(8,756,129)	3,788,966	53,091,428	—	(1,497,088)	849,921	5,834,223
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	37,160,787	969,891	—	207,649	38,338,327	—	—	194,687	3,784,632
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	45,195,328	1,003,854	(7,119,380)	2,386,065	41,465,867	—	463,941	1,003,854	4,473,125
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	9,912,719	16,636	(1,124,940)	(649,275)	8,155,140	—	500,417	—	310,672
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,576,080	483,344	—	24,629	7,084,053	—	—	—	215,386
Total	2,187,479,512			(13,687,690)	2,047,559,724	1,144,999	28,647,185	44,259,503

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Moderately Conservative Portfolio | Third Quarter Report 2023	9

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	10,426,171	40,766,329
Total Alternative Strategies Funds (Cost $48,566,145)		40,766,329

Equity Funds 50.2%

Global Real Estate 0.6%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	14,154,532	77,000,651
International 14.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	3,173,029	28,842,835
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	68,762,905	843,033,216
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	39,977,064	363,791,285
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	30,154,736	305,467,480
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	43,139,242	399,900,768
Total		1,941,035,584
U.S. Large Cap 31.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	9,464,074	366,732,885
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	4,135,279	336,777,155
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	13,402,366	435,308,862
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	41,672,697	706,768,935
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	10,252,576	363,966,435
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	8,738,053	306,880,420
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	8,217,786	338,326,246
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	7,950,153	399,097,667
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	9,532,984	300,574,978
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	19,260,116	641,554,480
Total		4,195,988,063
Equity Funds (continued)
U.S. Mid Cap 1.1%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,753,679	73,321,327
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,872,389	73,584,883
Total		146,906,210
U.S. Small Cap 2.0%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	6,532,997	73,692,202
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	6,197,818	65,510,936
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,516,666	66,062,476
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,595,954	52,490,940
Total		257,756,554
Total Equity Funds (Cost $5,318,179,069)		6,618,687,062

Fixed Income Funds 43.4%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	11,118,558	80,720,729
Investment Grade 42.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	125,969,112	1,003,973,820
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	19,502,226	177,470,252
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	77,997,702	544,423,963
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	28,320,036	233,640,300
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	77,672,806	662,549,031
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	134,720,128	1,180,148,320
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	202,098,796	1,837,078,060
Total		5,639,283,746
Total Fixed Income Funds (Cost $7,177,767,428)		5,720,004,475
10	Variable Portfolio – Moderate Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 3.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2038	5.000%	62,601,000	60,957,724
10/12/2053	5.500%	354,550,000	342,625,483
Total Residential Mortgage-Backed Securities - Agency (Cost $408,277,693)			403,583,207

Money Market Funds 5.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(a),(d)	756,728,911	756,501,893
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 4.980%(a),(d)	27,925,480	27,925,480
Total Money Market Funds (Cost $784,341,730)		784,427,373
Total Investments in Securities (Cost: $13,737,132,065)		13,567,468,446
Other Assets & Liabilities, Net		(380,371,352)
Net Assets		13,187,097,094
At September 30, 2023, securities and/or cash totaling $28,227,889 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	854	12/2023	USD	87,172,050	—	(3,024,094)
Russell 2000 Index E-mini	93	12/2023	USD	8,363,490	—	(342,238)
TOPIX Index	959	12/2023	JPY	22,282,365,000	—	(2,370,698)
Total					—	(5,737,030)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(347)	12/2023	USD	(75,047,425)	3,222,770	—
SPI 200 Index	(556)	12/2023	AUD	(98,495,400)	30,224	—
SPI 200 Index	(298)	12/2023	AUD	(52,790,700)	—	(7,158)
Total					3,252,994	(7,158)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	1.000	Quarterly	0.730	USD	312,323,000	(598,812)	—	—	—	(598,812)
Variable Portfolio – Moderate Portfolio | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2023 (Unaudited)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	745,326,127	354,680,723	(343,491,398)	(13,559)	756,501,893	—	15,563	29,006,186	756,728,911
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	44,271,607	9,159,207	(2,931,381)	(9,733,104)	40,766,329	—	(773,669)	9,159,207	10,426,171
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	343,745,896	—	(12,470,312)	35,457,301	366,732,885	—	22,965,795	—	9,464,074
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	345,716,005	—	(24,947,193)	16,008,343	336,777,155	—	29,576,331	—	4,135,279
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	85,694,124	3,490,634	(7,944,614)	(519,415)	80,720,729	—	(2,302,584)	3,490,634	11,118,558
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	28,525,217	32,899	—	284,719	28,842,835	—	—	32,899	3,173,029
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 4.980%
	30,273,440	1,010,492	(3,358,452)	—	27,925,480	—	—	1,011,292	27,925,480
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,024,292,470	24,252,634	(8,600,091)	(35,971,193)	1,003,973,820	—	(1,915,565)	24,252,634	125,969,112
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	417,796,622	—	(23,015,780)	40,528,020	435,308,862	—	61,902,214	—	13,402,366
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	244,354,498	6,019,582	(72,586,322)	(317,506)	177,470,252	—	93,195	6,019,582	19,502,226
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	579,316,486	19,791,837	(4,140,506)	(50,543,854)	544,423,963	—	(734,849)	19,791,837	77,997,702
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	906,703,495	17,801,965	(125,260,923)	43,788,679	843,033,216	—	(3,976,147)	17,801,965	68,762,905
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	690,837,982	—	(51,779,625)	67,710,578	706,768,935	—	33,203,494	—	41,672,697
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	383,676,504	—	(5,361,758)	(14,348,311)	363,966,435	—	1,869,329	—	10,252,576
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	79,556,468	6,244,876	(13,277,324)	1,168,182	73,692,202	5,658,523	(2,264,206)	586,352	6,532,997
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	57,019,926	—	—	8,491,010	65,510,936	—	—	—	6,197,818
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	244,681,647	6,779,645	(6,365,337)	(11,455,655)	233,640,300	—	(852,394)	6,779,645	28,320,036
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	676,098,346	22,607,555	(1,015,794)	(35,141,076)	662,549,031	—	(220,813)	22,607,555	77,672,806
12	Variable Portfolio – Moderate Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	79,532,870	7,362,951	(998,423)	(8,896,747)	77,000,651	5,643,305	(294,758)	1,719,646	14,154,532
CTIVP® – MFS® Value Fund, Class 1 Shares
	384,035,812	—	(52,827,052)	(24,328,340)	306,880,420	—	22,304,242	—	8,738,053
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	242,615,387	57,034,000	(1,063,922)	39,740,781	338,326,246	—	3,766,442	—	8,217,786
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	335,039,301	57,034,000	(23,843,566)	30,867,932	399,097,667	—	34,825,102	—	7,950,153
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	377,465,325	—	(26,200,319)	(50,690,028)	300,574,978	—	49,244,799	—	9,532,984
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,372,810,669	30,281,648	(203,109,910)	(19,834,087)	1,180,148,320	—	(22,378,652)	30,281,648	134,720,128
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	81,004,603	—	(1,576,387)	(6,106,889)	73,321,327	—	6,041,787	—	1,753,679
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	73,328,923	—	(2,113,016)	2,368,976	73,584,883	—	5,449,969	—	1,872,389
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	1,900,522,345	51,914,722	(57,263,525)	(58,095,482)	1,837,078,060	—	(5,482,899)	51,914,722	202,098,796
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	626,802,486	—	(42,157,470)	56,909,464	641,554,480	—	15,429,094	—	19,260,116
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	394,919,281	5,804,387	(53,512,302)	16,579,919	363,791,285	—	(876,148)	5,804,387	39,977,064
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	304,630,004	1,595,825	(3,006,784)	2,248,435	305,467,480	—	84,555	1,595,825	30,154,736
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	386,447,388	9,023,816	(18,838,621)	23,268,185	399,900,768	—	(81,133)	9,023,816	43,139,242
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	78,335,746	—	(4,539,501)	(7,733,769)	66,062,476	—	6,326,914	—	2,516,666
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	52,171,749	—	—	319,191	52,490,940	—	—	—	1,595,954
Total	13,617,548,749			52,010,700	13,163,885,239	11,301,828	250,945,008	240,879,832

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Moderate Portfolio | Third Quarter Report 2023	13

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	4,569,079	17,865,098
Total Alternative Strategies Funds (Cost $21,125,914)		17,865,098

Equity Funds 66.0%

Global Real Estate 0.8%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	7,666,906	41,707,970
International 18.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,309,868	11,906,698
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	33,881,788	415,390,718
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	22,919,907	208,571,154
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	17,879,001	181,114,280
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	24,220,579	224,524,769
Total		1,041,507,619
U.S. Large Cap 42.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	4,464,270	172,990,464
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,113,969	172,161,604
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	7,534,588	244,723,428
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	20,850,271	353,620,605
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	5,565,270	197,567,098
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	5,591,553	196,375,336
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	5,014,035	206,427,807
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	4,811,017	241,513,043
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	6,177,861	194,787,952
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	10,175,416	338,943,107
Total		2,319,110,444
Equity Funds (continued)
U.S. Mid Cap 1.5%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,009,398	42,202,952
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,085,468	42,658,883
Total		84,861,835
U.S. Small Cap 2.6%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	3,801,598	42,882,031
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	3,620,358	38,267,183
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,356,752	35,614,730
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	769,666	25,314,309
Total		142,078,253
Total Equity Funds (Cost $2,982,899,369)		3,629,266,121

Fixed Income Funds 27.9%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	3,907,801	28,370,636
Investment Grade 27.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	45,589,130	363,345,362
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	6,138,030	55,856,075
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	11,085,560	77,377,211
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	10,102,422	83,344,985
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	32,658,350	278,575,723
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	25,526,920	223,615,818
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	46,418,862	421,947,455
Total		1,504,062,629
Total Fixed Income Funds (Cost $1,934,553,157)		1,532,433,265
14	Variable Portfolio – Moderately Aggressive Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 2.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2038	5.000%	19,500,000	18,988,125
10/12/2053	5.500%	110,443,000	106,728,490
Total Residential Mortgage-Backed Securities - Agency (Cost $127,178,954)			125,716,615

Money Market Funds 5.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(a),(d)	306,055,020	305,963,204
Total Money Market Funds (Cost $305,934,319)		305,963,204
Total Investments in Securities (Cost: $5,371,691,713)		5,611,244,303
Other Assets & Liabilities, Net		(113,385,877)
Net Assets		5,497,858,426
At September 30, 2023, securities and/or cash totaling $13,819,574 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	177	12/2023	USD	18,067,275	—	(626,774)
Russell 2000 Index E-mini	63	12/2023	USD	5,665,590	—	(231,839)
TOPIX Index	562	12/2023	JPY	13,058,070,000	—	(1,389,293)
U.S. Treasury 10-Year Note	1,493	12/2023	USD	161,337,313	—	(3,115,595)
Total					—	(5,363,501)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(306)	12/2023	USD	(66,180,150)	2,841,981	—
SPI 200 Index	(288)	12/2023	AUD	(51,019,200)	15,656	—
SPI 200 Index	(154)	12/2023	AUD	(27,281,100)	—	(3,699)
Total					2,857,637	(3,699)
Variable Portfolio – Moderately Aggressive Portfolio | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	318,715,176	201,086,422	(213,816,966)	(21,428)	305,963,204	—	19,038	12,045,009	306,055,020
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	20,189,894	4,045,005	(2,166,804)	(4,202,997)	17,865,098	—	(472,160)	4,045,005	4,569,079
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	169,937,192	—	(10,026,668)	13,079,940	172,990,464	—	15,635,595	—	4,464,270
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	170,874,472	—	(9,697,100)	10,984,232	172,161,604	—	11,136,890	—	2,113,969
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	30,161,052	1,216,280	(2,677,608)	(329,088)	28,370,636	—	(656,770)	1,216,280	3,907,801
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	11,775,267	13,924	—	117,507	11,906,698	—	—	13,581	1,309,868
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	379,561,492	8,742,329	(14,117,575)	(10,840,884)	363,345,362	—	(2,521,417)	8,741,421	45,589,130
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	235,966,126	—	(19,517,419)	28,274,721	244,723,428	—	28,345,263	—	7,534,588
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	82,071,941	1,841,016	(28,029,101)	(27,781)	55,856,075	—	93,056	1,840,442	6,138,030
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	82,256,131	2,813,476	(503,691)	(7,188,705)	77,377,211	—	(96,407)	2,812,950	11,085,560
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	443,746,187	8,588,268	(58,935,472)	21,991,735	415,390,718	—	(2,712,986)	8,588,268	33,881,788
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	341,335,829	—	(22,874,803)	35,159,579	353,620,605	—	13,870,906	—	20,850,271
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	215,562,674	—	(5,628,273)	(12,367,303)	197,567,098	—	5,628,490	—	5,565,270
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	45,634,649	3,581,378	(9,329,416)	2,995,420	42,882,031	3,245,111	(3,683,244)	336,268	3,801,598
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	33,307,293	—	—	4,959,890	38,267,183	—	—	—	3,620,358
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	88,054,356	2,409,750	(3,205,233)	(3,913,888)	83,344,985	—	(431,509)	2,409,573	10,102,422
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	293,668,586	9,512,558	(11,816,670)	(12,788,751)	278,575,723	—	(1,824,260)	9,511,910	32,658,350
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	45,957,672	4,091,638	(5,030,120)	(3,311,220)	41,707,970	3,136,020	(1,620,300)	955,618	7,666,906
CTIVP® – MFS® Value Fund, Class 1 Shares
	236,752,233	181	(30,057,957)	(10,319,121)	196,375,336	—	8,792,332	—	5,591,553
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	153,254,557	30,456,000	(2,255,141)	24,972,391	206,427,807	—	2,263,741	—	5,014,035
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	207,951,964	30,456,000	(15,135,737)	18,240,816	241,513,043	—	21,471,473	—	4,811,017
16	Variable Portfolio – Moderately Aggressive Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	232,621,303	762	(20,338,477)	(17,495,636)	194,787,952	—	16,144,619	—	6,177,861
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	236,249,331	5,756,821	(10,920,604)	(7,469,730)	223,615,818	—	(1,207,557)	5,756,528	25,526,920
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	46,685,717	—	(1,182,040)	(3,300,725)	42,202,952	—	3,247,539	—	1,009,398
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	42,303,631	—	(1,212,047)	1,567,299	42,658,883	—	2,874,341	—	1,085,468
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	445,027,292	11,938,002	(23,759,319)	(11,258,520)	421,947,455	—	(3,118,806)	11,937,635	46,418,862
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	328,439,887	—	(10,334,957)	20,838,177	338,943,107	—	16,363,194	—	10,175,416
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	234,180,190	3,361,312	(39,287,997)	10,317,649	208,571,154	—	(668,863)	3,360,202	22,919,907
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	178,998,034	937,784	—	1,178,462	181,114,280	—	—	937,693	17,879,001
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	214,833,718	5,012,365	(8,901,399)	13,580,085	224,524,769	—	(819,681)	5,012,365	24,220,579
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	41,766,885	—	(3,728,370)	(2,423,785)	35,614,730	—	1,595,441	—	1,356,752
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	25,158,518	1,935	—	153,856	25,314,309	—	—	—	769,666
Total	5,632,999,249			101,152,197	5,485,527,688	6,381,131	127,647,958	79,520,748

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Moderately Aggressive Portfolio | Third Quarter Report 2023	17

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.4%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	2,381,771	9,312,726
Total Alternative Strategies Funds (Cost $11,253,703)		9,312,726

Equity Funds 82.5%

Global Real Estate 1.0%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,720,185	20,237,807
International 24.5%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	548,922	4,989,705
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	14,688,471	180,080,658
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	14,450,875	131,502,958
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	8,769,140	88,831,384
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	11,349,177	105,206,874
Total		510,611,579
U.S. Large Cap 51.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,057,195	79,716,284
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	967,883	78,824,379
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	3,862,969	125,469,240
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	9,600,442	162,823,489
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,607,566	92,568,599
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	2,614,464	91,819,962
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,270,585	93,479,997
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	2,275,558	114,233,020
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,889,810	91,115,695
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,418,414	147,177,384
Total		1,077,228,049
Equity Funds (continued)
U.S. Mid Cap 1.8%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	455,128	19,028,887
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	481,659	18,929,224
Total		37,958,111
U.S. Small Cap 3.4%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,772,842	19,997,662
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	1,530,790	16,180,451
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	688,111	18,062,914
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	512,237	16,847,457
Total		71,088,484
Total Equity Funds (Cost $1,395,638,702)		1,717,124,030

Fixed Income Funds 14.3%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,458,744	10,590,480
Investment Grade 13.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,845,249	62,526,632
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	713,708	6,494,742
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,526,274	38,573,395
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,330,380	62,528,137
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,776,986	41,846,402
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,308,068	75,520,337
Total		287,489,645
Total Fixed Income Funds (Cost $381,988,259)		298,080,125
18	Variable Portfolio – Aggressive Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2038	5.000%	9,551,000	9,300,286
10/12/2053	5.500%	54,123,000	52,302,691
Total Residential Mortgage-Backed Securities - Agency (Cost $62,319,559)			61,602,977

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(a),(d)	51,242,131	51,226,759
Total Money Market Funds (Cost $51,223,206)		51,226,759
Total Investments in Securities (Cost: $1,902,423,429)		2,137,346,617
Other Assets & Liabilities, Net		(56,839,867)
Net Assets		2,080,506,750
At September 30, 2023, securities and/or cash totaling $5,885,193 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	50	12/2023	USD	5,103,750	—	(177,055)
TOPIX Index	239	12/2023	JPY	5,553,165,000	—	(590,820)
Total					—	(767,875)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(34)	12/2023	USD	(3,057,620)	125,206	—
S&P 500 Index E-mini	(182)	12/2023	USD	(39,362,050)	1,690,329	—
SPI 200 Index	(151)	12/2023	AUD	(26,749,650)	8,208	—
SPI 200 Index	(81)	12/2023	AUD	(14,349,150)	—	(1,946)
Total					1,823,743	(1,946)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	1.000	Quarterly	0.730	USD	10,308,000	(19,763)	—	—	—	(19,763)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Aggressive Portfolio | Third Quarter Report 2023	19

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	58,959,080	52,130,554	(59,861,353)	(1,522)	51,226,759	—	1,209	2,110,310	51,242,131
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	10,678,091	2,044,477	(1,205,298)	(2,204,544)	9,312,726	—	(175,939)	2,044,477	2,381,771
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	75,176,851	—	(2,897,689)	7,437,122	79,716,284	—	5,332,890	—	2,057,195
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	76,140,903	—	(3,347,108)	6,030,584	78,824,379	—	3,851,481	—	967,883
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	10,576,187	469,296	(116,240)	(338,763)	10,590,480	—	(34,953)	444,320	1,458,744
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	4,682,441	266,831	—	40,433	4,989,705	—	—	5,433	548,922
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	63,329,334	2,214,804	(838,366)	(2,179,140)	62,526,632	—	(146,043)	1,491,546	7,845,249
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	112,966,837	—	(4,659,135)	17,161,538	125,469,240	—	9,788,399	—	3,862,969
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	12,996,330	232,709	(6,779,901)	45,604	6,494,742	—	23,279	214,137	713,708
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	38,953,929	3,246,795	(1,626)	(3,625,703)	38,573,395	—	(316)	1,366,346	5,526,274
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	180,440,894	3,570,066	(12,085,438)	8,155,136	180,080,658	—	(471,715)	3,570,066	14,688,471
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	151,481,465	—	(6,536,246)	17,878,270	162,823,489	—	3,918,711	—	9,600,442
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	97,970,431	1,359,621	(1,793,939)	(4,967,514)	92,568,599	—	1,835,756	—	2,607,566
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	20,830,102	1,636,922	(2,620,763)	151,401	19,997,662	1,483,226	(501,055)	153,696	1,772,842
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	14,083,268	—	—	2,097,183	16,180,451	—	—	—	1,530,790
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	64,341,197	2,668,872	(1,401,830)	(3,080,102)	62,528,137	—	(213,566)	2,120,343	7,330,380
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	20,735,462	2,173,267	(371,824)	(2,299,098)	20,237,807	1,476,193	(105,080)	449,830	3,720,185
CTIVP® – MFS® Value Fund, Class 1 Shares
	109,578,874	748,734	(14,218,213)	(4,289,433)	91,819,962	—	3,574,300	—	2,614,464
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	71,616,704	14,751,739	(2,966,592)	10,078,146	93,479,997	—	2,923,937	—	2,270,585
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	91,657,482	13,792,995	(3,751,783)	12,534,326	114,233,020	—	5,299,772	—	2,275,558
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	108,270,745	836,965	(9,693,061)	(8,298,954)	91,115,695	—	7,666,857	—	2,889,810
20	Variable Portfolio – Aggressive Portfolio | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	43,167,075	1,292,880	(1,071,606)	(1,541,947)	41,846,402	—	(97,821)	1,070,423	4,776,986
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	21,585,681	—	(687,637)	(1,869,157)	19,028,887	—	1,857,920	—	455,128
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	18,230,784	3,334	(363,650)	1,058,756	18,929,224	—	862,657	—	481,659
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	81,576,193	2,134,567	(6,759,846)	(1,430,577)	75,520,337	—	(1,090,065)	2,134,567	8,308,068
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	137,084,228	6,765	(2,329,523)	12,415,914	147,177,384	—	3,380,228	—	4,418,414
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	141,504,410	3,949,894	(20,968,213)	7,016,867	131,502,958	—	(1,477,185)	2,064,625	14,450,875
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	84,556,118	3,941,601	—	333,665	88,831,384	—	—	447,670	8,769,140
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	97,462,527	2,549,145	(483,548)	5,678,750	105,206,874	—	7,611	2,278,279	11,349,177
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	18,824,382	268,128	(331,696)	(697,900)	18,062,914	—	149,904	—	688,111
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	14,815,005	1,973,882	—	58,570	16,847,457	—	—	—	512,237
Total	2,054,273,010			71,347,911	2,075,743,640	2,959,419	46,161,173	21,966,068

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Aggressive Portfolio | Third Quarter Report 2023	21

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7069_12_B01_(11/23)